Average Annual Total Returns{- Fidelity® MSCI Materials Index ETF} - 09.30 Fidelity MSCI Sector ETFs Combo PRO-11 - Fidelity® MSCI Materials Index ETF	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Past 1 year	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Past 5 years	Fidelity MSCI Materials Index ETF-Default Return Before Taxes Since Inception		Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Past 1 year	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Past 5 years	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions Since Inception		Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Past 1 year	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Past 5 years	Fidelity MSCI Materials Index ETF-Default After Taxes on Distributions and Sales Since Inception		IXWN3 Past 1 year	IXWN3 Past 5 years	IXWN3 Since Inception		MC021 Past 1 year	MC021 Past 5 years	MC021 Since Inception		SP001 Past 1 year	SP001 Past 5 years	SP001 Since Inception
Total	19.36%	12.80%	8.88%	[1]	18.68%	12.27%	8.38%	[1]	11.69%	10.11%	7.00%	[1]	19.48%	12.89%	8.96%	[1]	19.48%	12.89%	8.96%	[1]	18.40%	15.22%	13.51%	[1]

[1]	(a)From October 21, 2013